UNITED STATES

                SECURITIES AND EXCHANGE COMMISSION

                      Washington, D.C.  20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                       INVESTMENT COMPANIES

          Investment Company Act file number:  811-9521

                      MANAGERS AMG FUNDS
        (Exact name of registrant as specified in charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
       (Address of principal executive offices)  (Zip code)


                     The Managers Funds LLC
         40 Richards Avenue, Norwalk, Connecticut 06854
             (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:        OCTOBER 31, 2003

Date of reporting period:       APRIL 30, 2003


ITEM 1.  REPORT TO SHAREHOLDERS
===============================================================



			[Logo omitted]

		      Managers AMG Funds




		ESSEX AGGRESSIVE GROWTH FUND
		----------------------------



		    Semi-Annual Report
		      April 30, 2003

		ESSEX AGGRESSIVE GROWTH FUND

		     Semi-Annual Report
		       April 30, 2003
			(unaudited)



			TABLE OF CONTENTS
			-----------------


							Begins
							on Page
							-------
Letter to Shareholders					1

Average Annual Total Returns				2

Summary of Industry Weightings and Top Ten Holdings	3

Schedule of Portfolio Investments			4
 Detailed portfolio listings by security type and
  industry sector, as valued at April 30, 2003

Financial Statements:

 Statement of Assets and Liabilities			6
  Fund balance sheet, net asset value (NAV) per share
   computations and cumulative undistributed amounts

 Statement of Operations				7
  Detail of sources of income, Fund expenses, and
   realized and unrealized gains (losses) during
   the period

 Statements of Changes in Net Assets			8
  Detail of changes in Fund assets for the past
   two periods

Financial Highlights					9
 Historical net asset values per share, total returns,
  expense ratios, turnover ratios and net assets

Notes to Financial Statements				11
 Accounting and distribution policies, details of
  agreements and transactions with Fund management
  and affiliates



Letter to Shareholders
------------------------------------------------------------------
Dear Fellow Shareholders:

Few people realize that the old Chinese greeting "May you live in interesting times." was originally meant to be a curse. The past six months have been very interesting indeed, and its doubtful that anyone will ever look back upon this period as being "the good old days." However, at least a few things have improved over recent months.

For much of 2002, the markets were forced to digest an ever-increasing spate of revelations of corporate mismanagement and fraud. In addition, increasing terrorist activity in the Middle East added political uncertainty to the range of outcomes that investors needed to factor into their forecasts. As 2002 progressed into 2003, investors, it seemed, dispensed with bottom-up fundamentals all together and focused exclusively on the impending war with Iraq. Day by day, the markets moved as a result of changing perceptions about the likelihood, duration and outcome of military conflict. While this was understandable, it added to the challenge in that it obscured many of the other important factors that typically drive investment decisions. As military operations commenced in Iraq and proceeded rather quickly to a resolution, at least one large block of uncertainty was lifted and the stock market reacted accordingly. In addition, first quarter earnings results in general seemed to come in better than expected, although it is clear that expectations were extremely conservative. Although there were a few exceptions, the earnings improvements by and large, seem to have been a result of successful cost cutting as opposed to top line growth. Nevertheless, this all provided a strong market rally in April that continued into May.

For the six months ended April 30, 2003, Essex Aggressive Growth
Fund (Investor class) returned 5.71%. For the same period, the Funds' primary benchmark, the Russell 3000 index returned 4.93%. A table displaying the returns of both share classes of the Fund over various periods is located on page 2. These positive returns were achieved almost exclusively in the final six weeks of the period as it became clear that the U.S. led coalition's military objectives would be met swiftly. While we are hopeful that investors will reorient their focus toward companies with fundamental strength, currently it still seems as if stocks are reacting to the news of the moment. Although many uncertainties remain, as companies have been able to significantly reduce their cost structures, even modest improvements in the top line should translate into solid earnings growth. The timing and strength of an economic recovery remain uncertain.

Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit our website, www.managersamg.com. We thank you for your investment.



Sincerely,


[Signature omitted]

Peter M. Lebovitz
President
Managers AMG Funds

------------------------------------------------------------------
Essex Aggressive Growth Fund
Average Annual Total Returns(unaudited)
------------------------------------------------------------------




					Periods ended April 30, 2003
				--------------------------------------------------
				Six	One	Three	Since		Inception
				Months	Year	Years	Inception	  Date
----------------------------------------------------------------------------------

Essex Aggressive Growth Fund -
  Institutional Class 		5.82% 	(8.25)%   - 	 (8.96)% 	Mar. '02
 S&P 500 Index 			4.48%  (13.31)%   -     (15.12)%

Essex Aggressive Growth Fund -
  Investor Class 		5.71% 	(8.52)% (21.12)% (8.21)% 	Nov. '99
 S&P 500 Index 			4.48%  (13.31)% (12.97)% (9.28)%
----------------------------------------------------------------------------------


					Periods ended March 31, 2003
				--------------------------------------------------
				Six	One	Three	Since		Inception
				Months	Year	Years	Inception	  Date
----------------------------------------------------------------------------------
Essex Aggressive Growth Fund -
  Institutional Class 		0.72%  (18.46)%   - 	 (15.88)% 	Mar. '02
 S&P 500 Index 			3.15%  (24.76)%   - 	 (22.06)%

Essex Aggressive Growth Fund -
  Investor Class 		0.72%  (18.72)% (26.43)% (10.44)% 	Nov. '99
 S&P 500 Index 			3.15%  (24.76)% (16.09)% (11.57)%
----------------------------------------------------------------------------------





Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www.managersamg.comfor a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., member NASD.

------------------------------------------------------------------
		Essex Aggressive Growth Fund
			April 30, 2003
------------------------------------------------------------------
Summary of Industry Weightings (unaudited)
------------------------------------------------------------------


				Percentage of	Percentage of
Major Sectors			Net Assets	Net Assets
------------------------------	--------------	--------------
Information Technology		30.4 %		15.0 %
Health Care 			24.9 		15.1
Consumer Discretionary 		17.1 		14.0
Financials 			 8.1 		20.8
Energy 				 8.0 		 5.8
Industrials 			 6.9 		11.2
Telecommunication Services 	 2.0 		 3.7
Consumer Staples 		  -		 8.7
Materials 			  -		 2.7
Utilities			  -		 3.0
Cash 				 2.6		  -



------------------------------------------------------------------
Top Ten Holdings (unaudited)
------------------------------------------------------------------


						Percentage of
Security Name					Net Assets
-------------------------------------------	--------------
Microsoft Corp.*				3.4 %
Teva Pharmaceutical Industries, Ltd.,
 Sponsored ADR 					3.2
Comcast Corp. - Special Class A 		3.1
Viacom, Inc., Class B* 				3.0
Amgen, Inc. 					3.0
McData Corp. 					2.7
EMC Corp. 					2.7
Gilead Sciences, Inc. 				2.7
Martek Biosciences Corp. 			2.7
Medimmune, Inc. 				2.6
						------
Top Ten as a Group				29.1 %
						======



* Top Ten Holding at October 31, 2002

------------------------------------------------------------------
Essex Aggressive Growth Fund
Schedule of Portfolio Investments
April 30, 2003 (unaudited)
------------------------------------------------------------------


						Shares		Value
Common Stocks - 97.4%
 Consumer Discretionary - 17.1%
  Comcast Corp. - Special Class A* 		70,500 	      	$ 2,119,230
  COX Communications, Inc., Class A* 		44,600 		  1,476,260
  eBay, Inc.* 					 8,800 		    816,376
  Entercom Communications Corp.*		14,600 		    709,414
  Fox Entertainment Group, Inc.* 		56,700 		  1,440,180
  Lin TV Corp., Class A* 			46,400 (1) 	  1,109,424
  Viacom, Inc., Class B*			48,000 		  2,083,680
  Wal-Mart Stores, Inc. 			23,900 		  1,346,048
  Weight Watchers International, Inc.* 		15,500 (1) 	    728,190
								-----------
     Total Consumer Discretionary 				 11,828,802
								-----------
 Energy - 8.0%
  Apache Corp. 					26,880 		  1,538,880
  BJ Services Co.* 				15,600 		    569,556
  ENSCO International, Inc. 			50,700 		  1,287,780
  Nabors Industries, Ltd.* 			20,200		    791,840
  Smith International, Inc.*			22,900		    814,324
  Weatherford International, Ltd.*		12,900		    518,967
								-----------
      Total Energy 						  5,521,347
								-----------
 Financials - 8.1%
  American International Group, Inc.		25,900		  1,500,905
  Goldman Sachs Group, Inc.			17,300		  1,313,070
  Willis Group Holdings, Ltd.			41,800		  1,303,742
  XL Capital, Ltd., Class A			18,000		  1,481,400
								-----------
      Total Financials						  5,599,117
								-----------
 Health Care - 24.9%
  Allergan, Inc.				18,300		  1,285,575
  Amgen, Inc.*					33,900		  2,078,409
  Esperion Therapeutics, Inc.*		       142,000		  1,618,800
  Forest Laboratories, Inc.*			25,000		  1,293,000
  Gilead Sciences, Inc.*			40,000		  1,845,600
  Johnson & Johnson				20,000		  1,127,200
  Martek Biosciences Corp.*			53,900 (1)	  1,834,216
  Medimmune, Inc.*				50,800		  1,791,716
  Medtronic, Inc.				35,900		  1,713,866
  Telik, Inc.*					34,400		    452,360
  Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR				46,900 		  2,190,230
								-----------
      Total Health Care 					 17,230,972
								-----------
 Industrials - 6.9%
  3M Co.					 8,300		  1,046,132
  Alliant Techsystems, Inc.*			12,500		    671,500
  JetBlue Airways Corp.*			46,050 (1)	  1,447,352
  Lockheed Martin Corp.				14,400		    720,720
  Ryanair Holdings PLC, Sponsored ADR*		22,200 (1)	    880,674
								-----------
      Total Industrials						  4,766,378
								-----------
 Information Technology - 30.4%
  Broadcom Corp., Class A*			83,300		  1,490,237
  Electronic Arts, Inc.* 			20,800		  1,232,816
  EMC Corp.*				       203,100		  1,846,179
  GlobespanVirata, Inc.* 		       123,700 		    750,859





The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Essex Aggressive Growth Fund
Schedule of Portfolio Investments (continued)
------------------------------------------------------------------


						Shares		Value
 Information Technology (continued)
  Legato Systems, Inc.*   			106,200 	    628,704
  Linear Technology Corp. 			 31,000 	  1,068,570
  Maxim Integrated Products, Inc.		 26,700		  1,049,043
  McData Corp.* 				179,100 	  1,894,878
  Microsoft Corp.				 91,800		  2,347,326
  Network Associates, Inc.*			 89,500		  1,022,985
  Nokia Corp., Sponsored ADR			 91,500		  1,516,155
  Quest Software, Inc.*				 98,500		  1,053,950
  SafeNet, Inc.*				 25,900 (1)	    612,794
  Storage Technology Corp.*			 54,000		  1,334,880
  Symantec Corp.*				 28,500		  1,252,575
  Texas Instruments, Inc.			 55,100		  1,018,799
  Yahoo!, Inc.*					 36,400		    901,992
								-----------
       Total Information Technology 				 21,022,742
								-----------
 Telecommunication Services - 2.0%
  China Telecom Corp., Ltd., ADR* 		 71,200 (1)	  1,352,800
								-----------
 Total Common Stocks
 (cost $60,961,619) 						 67,322,158
								-----------
 Short-Term Investments - 10.4%

 Other Investment Companies - 8.8% (2)

 Bank of New York Institutional Cash
  Reserves Fund, 1.34% (3)			3,944,431 	  3,944,431
 JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.11% 		2,109,939	  2,109,939
								-----------
     Total Other Investment Companies
      (cost $6,054,370) 					  6,054,370
								-----------
						Principal
Other Short-Term Investments - 1.6%		 Amount
						---------
Amstel Funding Corp., 1.284%, due 05/05/03 (3)  $ 349,950 	    349,950
Principal Life Global Corp., 1.335%,
 due 01/14/03 (3) 				  250,865 	    250,865
Pennine Funding LLC, 1.275%, due 06/06/03 (3)	  249,670 	    249,670
American Honda Finance Corp., 1.183%,
 due 01/15/04 (3)				  250,461 	    250,461
								-----------
	Total Other Short-Term Investments
          (cost $1,100,946) 					  1,100,946
								-----------
Total Short-Term Investments (cost $7,155,316) 			  7,155,316
								-----------
Total Investments - 107.8% (cost $68,116,935) 			 74,477,474

Other Assets, less Liabilities - (7.8)% 			 (5,377,121)
								-----------
Net Assets - 100.0%						$69,100,353
								===========




Note: Based on the cost of investments of $68,133,975 for Federal income tax purposes at April 30, 2003, the aggregate gross unrealized appreciation and depreciation were $7,900,648 and $1,557,149, respectively, resulting in net unrealized appreciation of investments of $6,343,499.

* Non-income-producing securities.

(1) Some of these shares, amounting to a market value of $4,847,590, or 7.0% of net assets, were out on loan to various brokers.

(2) Yields shown for these investment companies represent the April
    30, 2003, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(3) Collateral received from brokers for securities lending was invested in these short-term investments.

Investments Abbreviations:
--------------------------
ADR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a holding stands for American Depositary
Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Essex Aggressive Growth Fund
Statement of Assets and Liabilities
April 30, 2003 (unaudited)
------------------------------------------------------------------


Assets:
-------
 Investments at value 				$74,477,474
 Cash 						     20,334
 Receivable for Fund shares sold 		      9,944
 Dividends, interest and other receivables 	     10,517
 Prepaid expenses 				     27,172
						-----------
    Total assets 				 74,545,441
						-----------
Liabilities:
------------
 Payable upon return of securities loaned 	  5,045,377
 Payable for investments purchased 		    241,800
 Payable for Fund shares repurchased 		     21,116
 Accrued expenses:
  Investment advisory and management fee 	     54,886
  Other						     81,909
						  ---------
     Total liabilities 				  5,445,088
						  ---------
Net Assets 					$69,100,353
						===========

Institutional Class Shares:
---------------------------
 Net Assets 					$68,285,726
						===========

 Shares outstanding 				  9,161,692
						  ---------
 Net asset value, offering and redemption
  price per share 				      $7.45
						      =====
Investor Class Shares:
----------------------
 Net Assets 					   $814,627
						   ========

 Shares outstanding 				    109,884
						    -------
 Net asset value, offering and redemption
  price per share 				      $7.41
						      =====

Net Assets Represent:
---------------------
 Paid-in capital 				$182,082,096
 Undistributed net investment loss		    (326,346)
 Accumulated net realized loss from investments (119,015,936)
 Net unrealized appreciation of investments 	   6,360,539
						 -----------
Net Assets 					 $69,100,353
						 ===========

Investments at cost 				 $68,116,935
						 -----------



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Essex Aggressive Growth Fund
Statement of Operations
For the six months ended April 30, 2003 (unaudited)
------------------------------------------------------------------


Investment Income:
------------------
 Dividend income 			     $	106,790
 Interest income 				 21,660
 Securities lending fees			  6,030
						-------
    Total investment income			134,480
						-------
Expenses:
---------
 Investment advisory and management fees 	336,994
 Transfer agent 				 39,514
 Professional fees 				 28,284
 Custodian 					 22,468
 Registration fees				 11,668
 Trustees fees					  9,579
 Insurance					  1,980
 Distribution fees - Investor Class		    822
 Miscellaneous					  4,867
						-------
    Total expenses			        456,176
						-------
Net investment loss 			       (321,696)
					       ---------
Net Realized and Unrealized Gain/(Loss):
----------------------------------------
 Net realized loss on investments 	       (271,267)
 Net change in unrealized appreciation of
  investments				      4,392,898
					      ---------
 Net realized and unrealized gain 	      4,121,631
					      ---------
 Net Increase in Net Assets
  Resulting from Operations 		     $3,799,935
					      =========



The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Essex Aggressive Growth Fund
Statement of Changes in Net Assets
------------------------------------------------------------------



						For the six
						months ended 	For the fiscal
						April 30, 2003 	year* ended
Increase (Decrease) in Net Assets 		 (unaudited) 	October 31, 2002
						--------------	----------------
 From Operations:
 ----------------
  Net investment loss 				$ (321,696) 	$ (946,543)
  Net realized loss on investments 		  (271,267)    (17,783,557)
  Net unrealized appreciation
   (depreciation) of investments		 4,392,898	(1,212,792)
						-----------	-----------
     Net increase (decrease) in net assets
      resulting from operations			 3,799,935     (19,942,892)
						-----------	-----------
 From Capital Share Transactions:
 --------------------------------
  Institutional Class shares: *
   Proceeds from sale of shares 		 1,983,725 	16,250,813
   Increase from share conversion 			-      101,871,125
   Cost of shares repurchased 			(7,752,605)    (35,158,698)
						-----------	-----------
     Increase (decrease) from
      Institutional Class share transactions    (5,768,880)     82,963,240
						-----------	-----------
 Investor Class shares:
 ----------------------
  Proceeds from sale of shares			   301,947	14,838,381
  Decrease from share conversion 			-     (101,871,125)
  Cost of shares repurchased 			    (2,562)    (36,647,242)
						-----------   -------------
     Increase (decrease) from
       Investor Class share transactions 	   299,385    (123,679,986)
						-----------   -------------
          Total decrease in net assets 		(1,669,560)    (60,659,638)
						-----------	-----------
Net Assets:
-----------
 Beginning of period			        70,769,913     131,429,551
						----------     -----------
 End of period 				      $	69,100,353    $ 70,769,913
					      ============    ============
 End of period undistributed
  net investment loss 			      $	  (323,346)    $     -
						----------     -----------

Share Transactions:
-------------------
 Institutional Class shares: *
 ---------------------------
  Sale of shares 				  272,472 	 2,036,539
  Increase from share conversion 		    - 		12,407,362
  Shares repurchased			        (1,099,207)     (4,455,474)
						-----------	-----------
   Increase (decrease) in Institutional shares    (826,735)      9,988,427
						-----------	-----------
 Investor Class shares:
 ----------------------
  Sale of shares				    42,442	 1,682,846
  Decrease from share conversion 		    - 	       (12,407,362)
  Shares repurchased 				      (380)     (4,056,123)
						-----------    ------------
   Increase (decrease) in Investor shares	    42,062     (14,780,639)
						-----------    ------------



* Institutional Class Shares commenced operations on March 1, 2002.

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
Essex Aggressive Growth Fund-Institutional Class
Financial Highlights
For a share of capital stock outstanding throughout each fiscal period
------------------------------------------------------------------


						For the
						six months ended	For the
						April 30, 2003 		period* ended
Institutional Class Shares: 			  (unaudited) 		October 31, 2002
---------------------------			----------------	----------------
Net Asset Value, Beginning of Period 		$7.04 			$8.21
						-----			-----
Income from Investment Operations:
----------------------------------
 Net investment loss 				(0.03) 			(0.06)
 Net realized and unrealized
  gain (loss) on investments 			 0.44 			(1.11)
						-----			------
 Total from investment operations 		 0.41 			(1.17)
						-----			------
Net Asset Value, End of Period 			$7.45 			$7.04
						=====			=====

-----------------------------------------------------------------------------------------
Total Return 					 5.82% (b) 	       (14.25)% (a,b)

Ratio of net expenses to average net assets 	 1.35% (c) 		 1.39% (c,d)

Ratio of net investment loss
 to average net assets 				(0.95)% (c) 		(1.06)% (c,d)

Portfolio turnover 				    61% (b) 		   170% (b)

Net assets at end of period (000's omitted) 	$68,286			$70,295
=========================================================================================
Ratios absent expense offsets (e):

Ratio of total expenses to average net assets 	   - 			  1.40% (c)

Ratio of net investment loss
 to average net assets 				   - 			 (1.07)% (c)
=========================================================================================



* At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares. Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.

(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not Annualized.
(c) Annualized.
(d) Ratio reflects expense reimbursements that were in effect prior to March 1, 2002.
(e) Ratio information assuming no reduction of Fund expenses.

------------------------------------------------------------------
Essex Aggressive Growth Fund-Investor Class
Financial Highlights
For a share of capital stock outstanding throughout each fiscal period
------------------------------------------------------------------


				For the
				six months ended   	For the fiscal year
				April 30, 2003     	ended October 31,
Investor Class Shares: 		(unaudited) 	2002 		2001 		2000
----------------------		---------------	-----		-----		-----
Net Asset Value,
 Beginning of Period 		$7.01 		$8.85 		$16.94 		$10.00
				-----		-----		------		------
Income from Investment
 Operations:
----------------------
  Net investment loss 		(0.04) 		(0.08) 	 	 (0.05) 	 (0.06)
  Net realized and unrealized
   gain (loss) on investments	 0.44 		(1.76) 	 	 (8.04)   	  7.00
				-----		------		-------		------
  Total from investment
    operations 	 		0.40 		(1.84) 	 	 (8.09)	  	  6.94
				-----		------		-------		------
Net Asset Value, End of Period 	$7.41 		$7.01 	  	 $8.85 		$16.94
				=====		=====		======		======

---------------------------------------------------------------------------------------------------
Total Return 			 5.71% (b)     (20.79)% (a)     (47.76)% (a)     69.40% (a)

Ratio of net expenses
 to average net assets 		 1.60% (c) 	 1.10% (d) 	   1.10% 	  1.10%

Ratio of net investment loss
 to average net assets 		(1.20)% (c) 	(0.82)% (d) 	  (0.41)% 	 (0.49)%

Portfolio turnover 		   61% (b) 	  170% 		   212% 	   160%

Net assets at end
 of period (000's omitted)	$815 		$475		$131,430 	$332,582
====================================================================================================
Ratios absent expense offsets (e):

Ratio of total expenses
 to average net assets 		   - 		   1.20% 	   1.16% 	   1.13%

Ratio of net investment loss
 to average net assets 		   - 		  (0.91)% 	  (0.47)% 	  (0.52)%
====================================================================================================





(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized
(c) Annualized
(d) Ratio reflects expense reimbursements that were in effect prior to March 1, 2002.
(e) Ratio information assuming no reduction of Fund expenses.

------------------------------------------------------------------
Essex Aggressive Growth Fund
Notes to Financial Statements
April 30, 2003 (unaudited)
------------------------------------------------------------------
(1) Summary of Significant Accounting Policies Managers AMG Funds
-----------------------------------------------------------------
(the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Essex Aggressive Growth Fund (the "Fund").

Currently, the Fund offers Institutional and Investor Class shares. The Fund commenced issuing Institutional Class shares on March 1, 2002. At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares on a one-for-one basis. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $100,000. Investor shares are offered to all other investors. Each class represents interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented, by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a "balance credit" agreement with The Bank of New York ("BNY") whereby the Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for

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------------------------------------------------------------------
Notes to Financial Statements (continued)
------------------------------------------------------------------
account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended April 30, 2003, there was no reduction in custody expense under the BNY arrangement.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) Capital Loss Carryovers
---------------------------
As of April 30, 2003, the Fund had accumulated net realized capital loss carryovers of $6,517,686, $94,443,427 and $17,766,477. These amounts may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2008, 2009 and 2010, respectively.

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of Institutional and Investor shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At April 30, 2003, one unaffiliated shareholder, an omnibus processing agent, individually held 20% of the outstanding shares of the Institutional Share Class.

(h) Repurchase Agreements
-------------------------
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Essex Investment Management Company, LLC ("Essex"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Essex with respect to the Fund. AMG indirectly owns a majority interest in Essex. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Fund is obligated by its Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management

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Notes to Financial Statements (continued)
------------------------------------------------------------------
Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Essex, Essex reimburses the Investment Manager for the costs that the Investment Manager bears in providing such services to the Fund.
Prior to the commencement of offering of the Institutional Class shares on March 1, 2002, the Investment Manager had voluntarily agreed to reimburse the Fund to the extent total annual operating expenses of the Fund exceed 1.10% of the Fund's average daily net assets. The Institutional Class of the Fund is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Institutional Class' total operating expenses in any such future year to exceed 1.10% of the Institutional Class' average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, Essex from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. During the period May 1, 2000 through February 28, 2002, the Investment Manager reimbursed the Fund $162,131.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

The Fund has entered into a distribution agreement with MDI to act as distributor of the Fund. The Fund has adopted a distribution plan to pay for the marketing of the shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of the Investor Class' average daily net assets.

(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2003, were $41,815,264 and $48,266,887, respectively. There were no purchases or sales of U.S. Government securities.

(4) Portfolio Securities Loaned
-------------------------------
The Fund may participate in a securities lending program offered by BNY providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

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[Logo omitted]

Managers AMG Funds



Investment Manager and Administrator
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
-----------
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110

Custodian
---------
The Bank of New York
100 Church Street, 10th Floor
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.



			 www.managersamg.com
			www.managersfunds.com

ITEM 2.  CODE OF ETHICS
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
===============================================================
Not applicable pursuant to SEC Release No. 34-47262
(January 7, 2003).



ITEMS 4-6.  [RESERVED]
===============================================================



ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.



ITEM 8.  [RESERVED]
===============================================================



ITEM 9.  CONTROLS AND PROCEDURES
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.



ITEM 10. EXHIBITS
===============================================================
(a)      Not applicable pursuant to SEC Release No. 34-47262
         (January 7, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                             SIGNATURES
                             ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS


By:     /s/ Peter M. Lebovitz
        ----------------------------
        Peter M. Lebovitz, President


Date:   June 20, 2003
        --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Peter M. Lebovitz
        ----------------------------
	Peter M. Lebovitz, President


Date:   June 20, 2003
        --------------


By:     /s/ Galan G. Daukas
        ----------------------------------------
	Galan G. Daukas, Chief Financial Officer


Date:   June 20, 2003
        --------------

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